Subsequent events (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions					12 Months Ended
	Mar. 09, 2026 CAD ($) $ / shares shares	Feb. 03, 2026 CAD ($) shares	Feb. 03, 2026 USD ($) $ / shares shares	Jan. 27, 2026 shares	Dec. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2024 CAD ($) $ / shares	Nov. 24, 2025	Aug. 15, 2025 $ / shares	Dec. 31, 2023 $ / shares
Subsequent events
Other issuance of common shares | $					$ 98	$ 108
Exercise of warrants | $					$ 5,558
Warrants exercised					(850,000)
Exercise Price | (per share)					$ 5.71	$ 7.17		$ 2.56	$ 12.93
Investment Shares After Triggering Events
Subsequent events
Equity investment Shares				17,689,357
Ordinary Share Transaction
Subsequent events
Total common share and warrants issued		40,607,650	40,607,650
Price Per Share | $ / shares			$ 3.54
Other issuance of common shares		$ 196,200	$ 143.8
Exercise of warrants | $	$ 24,900
Warrants exercised	5,625,031
Exercise Price | $ / shares	$ 4.43
San Antonio Gold Project
Subsequent events
Percentage of interest sold							100.00%
San Antonio Gold Project | Disposal of major subsidiary
Subsequent events
Percentage of interest sold				100.00%
Number of shares received upon disposal of subsidiaries				15,325,841